Share Based Payment (Details) - Schedule of summarizes the share option activity	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Number of options [Member]
Share Based Payment (Details) - Schedule of summarizes the share option activity [Line Items]
Number of options, Options outstanding Beginning balance	1,476,570	1,362,570
Number of options ,Granted	424,500	114,000
Number of options, Expired	(20,130)
Number of options, Exercised	(1,246,440)
Number of options, Options outstanding Ending balance	634,500	1,476,570
Number of options, Exercisable	231,749	1,040,547
Weighted average exercise price [Member]
Share Based Payment (Details) - Schedule of summarizes the share option activity [Line Items]
Weighted average exercise price, Options outstanding Beginning balance (in Dollars per share) | $ / shares	$ 0.08	$ 0.03
Weighted average exercise price, Granted (in Dollars per share) | $ / shares	3.28	0.67
Weighted average exercise price, Expired (in Dollars per share) | $ / shares	$ 0.03
Weighted average exercise price, Exercised	0.07
Weighted average exercise price, Options outstanding Ending balance (in Dollars per share) | $ / shares	$ 2.25	$ 0.08
Weighted average exercise price, Exercisable (in Dollars per share) | $ / shares	$ 0.47